Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) € in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024 shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Dec. 31, 2024 $ / shares	Jun. 30, 2025 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €		€ 0.3	€ 1.7	€ 3.8	€ 4.7
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares						$ 17.5	$ 17.59
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				631,994	476,552
New awards granted in the period (in shares)				1,159,853	1,427,492
New awards granted in the period (in shares)				1,159,853	1,427,492
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	256,687
Liabilities from share-based payment transactions (in shares)	219,865
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				349,823
Liabilities from share-based payment transactions (in shares)				282,171
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				62,000
Restricted shares | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				114,669
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)					0
New awards granted in the period (in shares)					0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				555,994	476,552
New awards granted in the period (in shares)				0	0
New awards granted in the period (in shares)				0	0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				76,000
New awards granted in the period (in shares)				62,000	252,991
New awards granted in the period (in shares)				62,000	252,991
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				0
New awards granted in the period (in shares)				0	0
New awards granted in the period (in shares)				0	0
Performance share awards | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)						1,193,261
New awards granted in the period (in shares)						1,193,261
Performance share awards | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)				1,045,184
New awards granted in the period (in shares)				1,045,184
Performance and Restricted Stock | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				0
New awards granted in the period (in shares)				0	1,174,501
New awards granted in the period (in shares)				0	1,174,501